Guarantor Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2013
Guarantor Subsidiaries Disclosure [Abstract]
Schedule of Condensed Balance Sheet

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$331,287	$3,824	$35,134	$—	$370,245
Accounts receivable, net of allowances	1,441	57,084	2,383	—	60,908
Short term investments	10,000	—	—	—	10,000
Content library	449	167,880	4,168	—	172,497
Deferred income taxes	10,544	—	—	(3,553)	6,991
Prepaid expenses and other current assets	14,925	24,456	890	—	40,271
Intercompany receivables	222,140	166,660	4,205	(393,005)	—
Total current assets	590,786	419,904	46,780	(396,558)	660,912
Property and equipment, net	188,756	325,014	34,859	—	548,629
Notes receivable	26,633	—	—	—	26,633
Deferred income taxes	—	—	3,946	7	3,953
Goodwill and other intangible assets	252,270	87,859	—	54	340,183
Other long-term assets	21,641	27,528	15	—	49,184
Investment in related parties	383,352	24,055	—	(407,407)	—
Total assets	$1,463,438	$884,360	$85,600	$(803,904)	$1,629,494
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$20,295	$154,674	$2,677	$—	$177,646
Accrued payable to retailers	80,135	41,396	15,696	—	137,227
Other accrued liabilities	49,574	78,821	2,850	—	131,245
Current callable convertible debt	51,105	—	—	—	51,105
Current portion of long-term debt and other	17,500	15	—	—	17,515
Current portion of capital lease obligations	13,466	—	326	—	13,792
Deferred tax liabilities	—	3,553	—	(3,553)	—
Intercompany payables	137,284	206,087	49,634	(393,005)	—
Total current liabilities	369,359	484,546	71,183	(396,558)	528,530
Long-term debt and other long-term liabilities	491,850	18,761	254	—	510,865
Capital lease obligations	12,739	—	404	—	13,143
Deferred tax liabilities	44,625	8,105	26	7	52,763
Total liabilities	918,573	511,412	71,867	(396,551)	1,105,301
Commitments and contingencies
Debt conversion feature	2,630	—	—	—	2,630
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	541,155	171,882	12,444	(254,704)	470,777
Treasury stock	(353,875)	—	—	—	(353,875)
Retained earnings	355,990	201,066	4,033	(152,649)	408,440
Accumulated other comprehensive loss	(1,035)	—	(2,744)	—	(3,779)
Total stockholders’ equity	542,235	372,948	13,733	(407,353)	521,563
Total liabilities and stockholders’ equity	$1,463,438	$884,360	$85,600	$(803,904)	$1,629,494

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$242,489	$—	$40,759	$(354)	$282,894
Accounts receivable, net of allowances	887	56,293	1,151	—	58,331
Content library	1,130	173,339	2,940	—	177,409
Deferred income taxes	27,372	—	899	(21,084)	7,187
Prepaid expenses and other current assets	11,748	17,504	434	—	29,686
Intercompany receivables	119,848	76,878	3,581	(200,307)	—
Total current assets	403,474	324,014	49,764	(221,745)	555,507
Property and equipment, net	188,251	368,620	29,253	—	586,124
Notes receivable	26,731	—	—	—	26,731
Deferred income taxes	—	—	1,334	39	1,373
Goodwill and other intangible assets	253,395	90,614	—	54	344,063
Other long-term assets	18,992	28,906	29	—	47,927
Investment in related parties	90,828	24,395	—	(115,223)	—
Total assets	$981,671	$836,549	$80,380	$(336,875)	$1,561,725
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$21,368	$225,463	$4,111	$(354)	$250,588
Accrued payable to retailers	77,266	46,493	14,654	—	138,413
Other accrued liabilities	50,314	92,724	3,087	—	146,125
Current portion of long-term debt and other	15,312	217	—	—	15,529
Current portion of capital lease obligations	13,002	—	348	—	13,350
Deferred tax liabilities	—	21,084	—	(21,084)	—
Intercompany payables	56,473	108,347	35,487	(200,307)	—
Total current liabilities	233,735	494,328	57,687	(221,745)	564,005
Long-term debt and other long-term liabilities	322,279	18,724	176	—	341,179
Capital lease obligations	15,180	—	522	—	15,702
Deferred tax liabilities	54,855	36,857	—	39	91,751
Total liabilities	626,049	549,909	58,385	(221,706)	1,012,637
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	574,842	145,425	12,444	(227,830)	504,881
Treasury stock	(293,149)	—	—	—	(293,149)
Retained earnings	74,985	141,215	10,118	112,661	338,979
Accumulated other comprehensive loss	(1,056)	—	(567)	—	(1,623)
Total stockholders’ equity	355,622	286,640	21,995	(115,169)	549,088
Total liabilities and stockholders’ equity	$981,671	$836,549	$80,380	$(336,875)	$1,561,725

Schedule of Condensed Income Statement

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Three Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$64,674	$477,022	$12,534	$—	$554,230
Expenses:
Direct operating	37,637	319,278	12,640	(2,454)	367,101
Marketing	1,421	5,430	688	—	7,539
Research and development	3,889	—	—	—	3,889
General and administrative	10,369	42,557	366	2,454	55,746
Depreciation and other	7,668	38,833	1,246	—	47,747
Amortization of intangible assets	569	1,308	—	—	1,877
Total expenses	61,553	407,406	14,940	—	483,899
Operating income	3,121	69,616	(2,406)	—	70,331
Other income (expense), net:
Income (loss) from equity method investments, net	(1,435)	(8,194)	—	—	(9,629)
Interest expense, net	(12,010)	(4)	(4)	—	(12,018)
Other, net	(2,981)	2,015	(14)	—	(980)
Total other income (expense), net	(16,426)	(6,183)	(18)	—	(22,627)
Income before income taxes	(13,305)	63,433	(2,424)	—	47,704
Income tax expense	21,532	(23,120)	741	—	(847)
Equity in income (losses) of subsidiaries	38,630	(1,683)	—	(36,947)	—
Net income	46,857	38,630	(1,683)	(36,947)	46,857
Foreign currency translation adjustment	188	—	(430)	—	(242)
Comprehensive income	$47,045	$38,630	$(2,113)	$(36,947)	$46,615

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Three Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$63,589	$457,905	$10,726	$—	$532,220
Expenses:
Direct operating	34,937	315,476	6,386	—	356,799
Marketing	1,362	3,817	431	—	5,610
Research and development	2,928	686	—	—	3,614
General and administrative	11,303	41,122	363	—	52,788
Depreciation and other	6,925	35,277	803	—	43,005
Amortization of intangible assets	570	54	—	—	624
Total expenses	58,025	396,432	7,983	—	462,440
Operating income	5,564	61,473	2,743	—	69,780
Other income (expense), net:
Income (loss) from equity method investments, net	(675)	(4,369)	—	—	(5,044)
Interest expense, net	(4,421)	1,398	(4)	—	(3,027)
Other, net	46	(66)	(39)	—	(59)
Total other income (expense), net	(5,050)	(3,037)	(43)	—	(8,130)
Income before income taxes	514	58,436	2,700	—	61,650
Income tax expense	(1,944)	(23,033)	202	—	(24,775)
Equity in income (losses) of subsidiaries	1,513	2,898	—	(4,411)	—
Net income	83	38,301	2,902	(4,411)	36,875
Foreign currency translation adjustment	—	—	(862)	—	(862)
Comprehensive income	$83	$38,301	$2,040	$(4,411)	$36,013

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Six Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$121,622	$983,741	$23,553	$—	$1,128,916
Expenses:
Direct operating	73,164	682,357	24,090	(4,711)	774,900
Marketing	3,031	11,312	1,153	—	15,496
Research and development	8,283	3	—	—	8,286
General and administrative	19,630	85,905	716	4,711	110,962
Depreciation and other	17,318	77,573	2,294	—	97,185
Amortization of intangible assets	1,139	2,755	—	—	3,894
Total expenses	122,565	859,905	28,253	—	1,010,723
Operating income	(943)	123,836	(4,700)	—	118,193
Other income (expense), net:
Income (loss) from equity method investments, net	(2,019)	(14,635)	—	—	(16,654)
Interest expense, net	(17,954)	453	(50)	—	(17,551)
Other, net	(1,090)	211	(42)	—	(921)
Total other income (expense), net	(21,063)	(13,971)	(92)	—	(35,126)
Income before income taxes	(22,006)	109,865	(4,792)	—	83,067
Income tax expense	26,750	(41,805)	1,449	—	(13,606)
Equity in income (losses) of subsidiaries	70,099	(652)	—	(69,447)	—
Net income	74,843	67,408	(3,343)	(69,447)	69,461
Foreign currency translation adjustment	21	—	(2,177)	—	(2,156)
Comprehensive income	$74,864	$67,408	$(5,520)	$(69,447)	$67,305

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Six Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$119,252	$960,844	$20,303	$—	$1,100,399
Expenses:
Direct operating	68,321	667,470	13,921	(2,503)	747,209
Marketing	3,234	8,428	905	—	12,567
Research and development	6,243	1,301	—	—	7,544
General and administrative	19,359	78,200	537	2,503	100,599
Depreciation and other	13,857	67,670	1,582	—	83,109
Amortization of intangible assets	1,206	105	—	—	1,311
Total expenses	112,220	823,174	16,945	—	952,339
Operating income	7,032	137,670	3,358	—	148,060
Other income (expense), net:
Income (loss) from equity method investments, net	(1,095)	11,210	—	—	10,115
Interest expense, net	(8,836)	1,701	(6)	—	(7,141)
Other, net	133	(133)	(16)	—	(16)
Total other income (expense), net	(9,798)	12,778	(22)	—	2,958
Income before income taxes	(2,766)	150,448	3,336	—	151,018
Income tax expense	(683)	(59,961)	197	—	(60,447)
Equity in income (losses) of subsidiaries	94,020	3,533	—	(97,553)	—
Net income	90,571	94,020	3,533	(97,553)	90,571
Foreign currency translation adjustment	(223)	—	88	—	(135)
Comprehensive income	$90,348	$94,020	$3,621	$(97,553)	$90,436

Schedule of Condensed Cash Flow Statement

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Six Months Ended June 30, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income	$74,843	$67,408	$(3,343)	$(69,447)	$69,461
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	17,318	77,573	2,294	—	97,185
Amortization of intangible assets and deferred financing fees	2,412	2,755	—	—	5,167
Share-based payments expense	5,063	3,617	—	—	8,680
Excess tax benefits on share-based payments	(3,029)	—	—	—	(3,029)
Deferred income taxes	10,915	(46,283)	(1,543)	—	(36,911)
(Income) loss from equity method investments, net	2,019	14,635	—	—	16,654
Non-cash interest on convertible debt	2,774	—	—	—	2,774
Loss from extinguishments of callable convertible debt	5,949	—	—	—	5,949
Other	(1,536)	(272)	(3)	—	(1,811)
Equity in (income) losses of subsidiaries	(70,099)	652	—	69,447	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(555)	(791)	(1,304)	—	(2,650)
Content library	680	5,459	(1,227)	—	4,912
Prepaid expenses and other current assets	(3,176)	(6,951)	(484)	—	(10,611)
Other assets	145	744	13	—	902
Accounts payable	3,221	(74,894)	347	354	(70,972)
Accrued payable to retailers	2,869	(5,097)	1,955	—	(273)
Other accrued liabilities	1,542	(16,177)	(128)	—	(14,763)
Net cash flows from operating activities	51,355	22,378	(3,423)	354	70,664
Investing Activities:
Purchases of property and equipment	(32,037)	(25,474)	(11,219)	—	(68,730)
Proceeds from sale of property and equipment	12,079	750	3	—	12,832
Net sales (purchases) of short term investments	(10,000)	—	—	—	(10,000)
Receipt of note receivable principal	95	—	—	—	95
Equity investments	—	(14,000)	—	—	(14,000)
Investments in and advances to affiliates	(31,177)	20,373	10,804	—	—
Net cash flows from investing activities	(61,040)	(18,351)	(412)	—	(79,803)
Financing Activities:
Proceeds from issuance of senior unsecured notes	343,769	—	—	—	343,769
Financing costs associated with senior unsecured notes	(444)	—	—	—	(444)
Principal payments on term loan and repurchase of convertible debt	(176,196)	—	—	—	(176,196)
Repurchases of common stock	(71,388)	—	—	—	(71,388)
Principal payments on capital lease obligations and other debt	(7,053)	(203)	(195)	—	(7,451)
Excess tax benefits related to share-based payments	3,029	—	—	—	3,029
Proceeds from exercise of stock options, net	6,745	—	—	—	6,745
Net cash flows from financing activities	98,462	(203)	(195)	—	98,064
Effect of exchange rate changes on cash	21	—	(1,595)	—	(1,574)
Increase (decrease) in cash and cash equivalents	88,798	3,824	(5,625)	354	87,351
Cash and cash equivalents:
Beginning of period	242,489	—	40,759	(354)	282,894
End of period	$331,287	$3,824	$35,134	$—	$370,245

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Six Months Ended June 30, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income	$90,571	$94,020	$3,533	$(97,553)	$90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	13,857	67,670	1,582	—	83,109
Amortization of intangible assets and deferred financing fees	2,269	105	—	—	2,374
Share-based payments expense	5,280	9,450	—	—	14,730
Excess tax benefits on share-based payments	(3,737)	—	—	—	(3,737)
Deferred income taxes	7,141	49,726	(243)	—	56,624
(Income) loss from equity method investments, net	1,095	(11,210)	—	—	(10,115)
Non-cash interest on convertible debt	3,481	—	—	—	3,481
Other	(1,477)	(1,837)	1	—	(3,313)
Equity in (income) losses of subsidiaries	(94,020)	(3,533)	—	97,553	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(137)	(6,360)	(118)	—	(6,615)
Content library	134	(3,237)	(937)	—	(4,040)
Prepaid expenses and other current assets	470	(7,120)	(224)	—	(6,874)
Other assets	74	921	—	—	995
Accounts payable	(5,310)	(19,985)	390	(1,122)	(26,027)
Accrued payable to retailers	2,009	(4,177)	45	—	(2,123)
Other accrued liabilities	(1,343)	6,671	(147)	—	5,181
Net cash flows from operating activities	20,357	171,104	3,882	(1,122)	194,221
Investing Activities:
Purchases of property and equipment	(28,481)	(45,082)	(3,138)	—	(76,701)
Proceeds from sale of property and equipment	361	308	—	—	669
Acquisition of NCR DVD kiosk business	—	(100,000)	—	—	(100,000)
Equity investments	(10,000)	(18,350)		—	(28,350)
Investments in and advances to affiliates	3,110	(2,483)	(627)	—	—
Net cash flows from investing activities	(35,010)	(165,607)	(3,765)	—	(204,382)
Financing Activities:
Principal payments on term loan and repurchase of convertible debt	(4,375)	—	—	—	(4,375)
Repurchases of common stock	(4,058)	—	—	—	(4,058)
Principal payments on capital lease obligations and other debt	(3,532)	(5,497)	(165)	—	(9,194)
Excess tax benefits related to share-based payments	3,737	—	—	—	3,737
Proceeds from exercise of stock options, net	3,981	—	—	—	3,981
Net cash flows from financing activities	(4,247)	(5,497)	(165)	—	(9,909)
Effect of exchange rate changes on cash	(223)	—	73	—	(150)
Increase (decrease) in cash and cash equivalents	(19,123)	—	25	(1,122)	(20,220)
Cash and cash equivalents:
Beginning of period	310,259	—	31,766	(170)	341,855
End of period	$291,136	$—	$31,791	$(1,292)	$321,635